Inventories - Amount of the Inventory Write-downs Charged to the Consolidated Statement of Income and Write-off of Inventories (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Charged to cost of products that have been resold	₩ 6,079	₩ 3,751	₩ 1,983
Write-off upon sale	₩ (2,820)	₩ (1,299)	₩ (2,095)